                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                   811-4977

Exact name of registrant as specified in charter:     Voyageur Insured Funds

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                Richelle S. Maestro, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              August 31

Date of reporting period:                             May 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

DELAWARE TAX-FREE ARIZONA INSURED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2005

                                                                                                      PRINCIPAL           MARKET
                                                                                                       AMOUNT              VALUE
MUNICIPAL BONDS- 98.07%
Airport Revenue Bonds - 10.43%
Phoenix Civic Improvement Corporation Airport Revenue Series B
   5.25% 7/1/27 (FGIC) (AMT)                                                                          $1,000,000         $1,057,440
   5.25% 7/1/32 (FGIC) (AMT)                                                                          10,300,000         10,833,849
Tucson Airport Authority 5.35% 6/1/31 (AMBAC) (AMT)                                                    5,000,000          5,258,350
                                                                                                                         ----------
                                                                                                                         17,149,639
                                                                                                                         ----------
City General Obligation Bonds - 0.65%
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)                                                    1,000,000          1,062,660
                                                                                                                         ----------
                                                                                                                          1,062,660
                                                                                                                         ----------
Convention Center/Auditorium/Hotel Revenue Bonds - 2.58%
Arizona Tourism & Sports Authority Tax Revenue Multipurpose Stadium Facilities Series A
   5.00% 7/1/28 (MBIA)                                                                                 2,510,719          2,650,750
   5.00% 7/1/31 (MBIA)                                                                                 1,500,000          1,584,105
                                                                                                                         ----------
                                                                                                                          4,234,855
                                                                                                                         ----------
Dedicated Tax & Fees Revenue Bonds - 2.56%
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall LLC II Project)
   5.00% 9/15/28 (AMBAC)                                                                               4,000,000          4,200,320
                                                                                                                         ----------
                                                                                                                          4,200,320
                                                                                                                         ----------
Escrowed to Maturity Bonds - 0.52%
Maricopa County School District #14
   (Creighton Elementary) Series C 6.50% 7/1/08 (FGIC)                                                   455,000            502,611
Phoenix Street & Highway Revenue 6.50% 7/1/09 (AMBAC)                                                    350,000            357,399
                                                                                                                         ----------
                                                                                                                            860,010
                                                                                                                         ----------
Higher Education Revenue Bonds - 11.04%
Arizona Board of Regents (Northern Arizona University)
   5.00% 6/1/34 (FGIC)                                                                                 1,000,000          1,047,160
   5.50% 6/1/34 (FGIC)                                                                                 1,250,000          1,394,050
Arizona State Board of Regents Certificates of Participation (University of Arizona Main
   Campus) Series 2000 A1 5.125% 6/1/25 (AMBAC)                                                        1,250,000          1,327,788
Arizona State University Certificates of Participation (Research Infrastructure Project)
   5.00% 9/1/30 (AMBAC)                                                                                3,000,000          3,181,020
Glendale Industrial Development Authority (Midwestern University)
   Series A 5.875% 5/15/31                                                                             1,000,000          1,083,410
Glendale Industrial Development Authority Educational Facilities (American Graduate
   School International)                                                                               1,000,000          1,036,560
   5.625% 7/1/20 (Connie Lee)
   5.875% 7/1/15 (Connie Lee)                                                                          2,500,000          2,593,775
Mohave County Community College District Revenue State Board Directors
   6.00% 3/1/20 (MBIA)                                                                                 1,000,000          1,113,100
South Campus Group Student Housing Revenue (Arizona State University South
   Campus Project) 5.625% 9/1/35 (MBIA)                                                                1,000,000          1,120,480
Tucson Industrial Development Authority (University of Arizona-Marshall Foundation)
   Series A 5.00% 7/15/27 (AMBAC)                                                                      1,000,000          1,054,110
University of Arizona Certificates of Participation (University of Arizona Project)
   Series A 5.125% 6/1/21 (AMBAC)                                                                      1,000,000          1,071,880
   Series B 5.125% 6/1/22 (AMBAC)                                                                      1,000,000          1,071,880
University of Arizona Revenue System 5.00% 6/1/34 (FSA)                                                1,000,000          1,059,830
                                                                                                                         ----------
                                                                                                                         18,155,043
                                                                                                                         ----------
Hospital Revenue Bonds - 5.60%
Maricopa County Industrial Development Authority (Catholic Healthcare West)
   Series A 5.50% 7/1/26                                                                               1,000,000          1,071,150
Mohave County Industrial Development Authority (Chris Ridge & Silver)
   6.375% 11/1/31 (GNMA)                                                                                 185,000            193,993
Phoenix Industrial Development Authority Hospital Revenue (John C. Lincoln Health)
   Series B 5.75% 12/1/16 (Connie Lee)                                                                 4,110,000          4,432,183
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Healthcare)
   Series A 5.70% 12/1/21                                                                                500,000            541,290
University Medical Center Hospital 5.00% 7/1/24                                                          800,000            826,808
Yavapai County Industrial Development Authority (Yavapai Regional Medical Center)
   5.25% 8/1/21 (RADIAN)                                                                               2,000,000          2,145,220
                                                                                                                         ----------
                                                                                                                          9,210,644
                                                                                                                         ----------
Investor Owned Utilities Revenue Bonds - 0.61%
Maricopa County Pollution Control Corporation Revenue (El Paso Electric Co.
   Project) Series A 6.375% 8/1/15                                                                     1,000,000          1,005,720
                                                                                                                         ----------
                                                                                                                          1,005,720
                                                                                                                         ----------

Multifamily Housing Revenue Bonds - 7.98%
Maricopa County Industrial Development Authority Multifamily Housing Revenue
   (Sly-Mar Apartments Projects) 6.10% 4/20/36 (GNMA) (AMT)                                            2,000,000          2,175,660
Phoenix Industrial Development Authority Multifamily Housing Revenue Series A
   (Capital Mews Apartments) 5.70% 12/20/40 (GNMA) (AMT)                                               2,000,000          2,112,980
   (Ventana Palms Apartments)
   6.15% 10/1/29 (MBIA)                                                                                  510,000            544,211
   6.20% 10/1/34 (MBIA)                                                                                  940,000          1,004,183
Pima County Industrial Development Authority Multifamily Housing Revenue
   (Columbus Village) Series A
   6.00% 10/20/31 (GNMA)                                                                               1,150,000          1,158,499
   6.05% 10/20/41 (GNMA)                                                                               1,520,000          1,531,202
Yuma Industrial Development Authority Multifamily Revenue Series A
   (Regency Apartments)
   5.50% 12/20/32 (GNMA)                                                                               2,000,000          2,009,120
   6.10% 9/20/19 (GNMA) (AMT)                                                                          2,340,000          2,575,872
                                                                                                                         ----------
                                                                                                                         13,111,727
                                                                                                                         ----------
Municipal Lease Revenue Bonds - 11.45%
Arizona School Facilities Board Certificates of Participation Series A 5.00% 9/1/18 (FGIC)             1,000,000          1,088,320
Greater Arizona Development Authority Infrastructure Revenue Series A
   5.00% 8/1/22 (MBIA)                                                                                   500,000            541,185
Marana Municipal Property Corporation Municipal Facilities Revenue
   5.00% 7/1/28 (AMBAC)                                                                                  575,000            607,649
Maricopa County Industrial Development Authority Correctional Facilities (Phoenix West
   Prison) Series B 5.375% 7/1/22 (ACA)                                                                1,000,000          1,051,290
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall LLC Project)
   5.50% 9/15/27 (AMBAC)                                                                               5,000,000          5,443,449
Pinal County Certificates of Participation 5.125% 6/1/21 (AMBAC)                                       4,675,000          5,010,385
Salt River Project Arizona Agricultural Improvement & Power District Certificates of
   Participation 5.00% 12/1/18 (MBIA)                                                                  2,500,000          2,705,800
University of Arizona Certificates of Participation Series B 5.00% 6/1/31 (AMBAC)                      2,250,000          2,370,465
                                                                                                                         ----------
                                                                                                                         18,818,543
                                                                                                                         ----------
Political Subdivision General Obligation Bonds - 2.21%
Eagle Mountain Community Facility District Series A 6.50% 7/1/21                                       1,010,000          1,057,258
Phoenix Variable Purpose Series B 5.00% 7/1/27                                                         2,435,000          2,575,353
                                                                                                                         ----------
                                                                                                                          3,632,611
                                                                                                                         ----------
ss.Pre-Refunded Bonds - 18.88%
Maricopa County School District #3 (Tempe Elementary) Series E 5.70% 7/1/16-09 (FGIC)                  1,025,000          1,139,452
Mesa Industrial Development Authority (Discovery Health Systems) Series A
   5.625% 1/1/29-10 (MBIA)                                                                             9,779,720         11,159,999
Oro Valley Common Trust Funds Partnership 5.75% 7/1/17-06 (MBIA)                                       1,000,000          1,040,560
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                                       770,000            851,997
Puerto Rico Commonwealth Public Improvement Series A
   5.00% 7/1/27-12                                                                                     1,000,000          1,108,900
   5.125% 7/1/31-11                                                                                    1,705,000          1,886,565
Puerto Rico Public Buildings Authority Series D
   5.25% 7/1/27-12                                                                                     1,280,000          1,423,232
   5.25% 7/1/36-12                                                                                       730,000            811,687
Sedona Partner Certificates of Participation Series 1999 5.75% 7/1/16-09                                 500,000            555,765
Southern Arizona Capital Facilities Finance (University of Arizona Project)
   5.10% 9/1/33-12 (MBIA)                                                                              3,250,000          3,623,880
Surprise Municipal Property Excise Tax Revenue 5.70% 7/1/20-09 (FGIC)                                  5,000,000          5,558,300
University of Arizona Certificates of Participation
   (University of Arizona Parking and Student Housing) 5.75% 6/1/19-09 (AMBAC)                         1,000,000          1,103,010
Yuma Industrial Development Authority Hospital Revenue (Yuma Regional
   Medical Center) 5.00% 8/1/31-11 (FSA)                                                                 700,000            772,919
                                                                                                                         ----------
                                                                                                                         31,036,266
                                                                                                                         ----------

Public Power Revenue Bonds - 2.61%
Energy Management Services (Arizona State University - Main Campus) 5.25% 7/1/17 (MBIA)                1,500,000          1,657,935
Salt River Project Arizona Agricultural Improvement & Power District Electric System
Revenue (Salt River Project)
   Series A 5.00% 1/1/31                                                                                 500,000            527,225
   Series B 5.00% 1/1/31 (MBIA)                                                                        2,000,000          2,108,900
                                                                                                                         ----------
                                                                                                                          4,294,060
                                                                                                                         ----------
Public Utility District Revenue Bonds - 3.84%
Maricopa County Pollution Control (Palo Verde Project) Series A 5.05% 5/1/29 (AMBAC)                   6,000,000          6,308,280
                                                                                                                         ----------
                                                                                                                          6,308,280
                                                                                                                         ----------
School District General Obligation Bonds - 2.29%
Cochise County Unified School District #68 7.50% 7/1/10 (FGIC)                                         1,000,000          1,201,000
Maricopa County School District #14 (Creighton School Improvement Project of 1990)
   Series C 6.50% 7/1/08 (FGIC)                                                                          545,000            602,029
Maricopa County School District #38 (Madison Elementary) 5.00% 7/1/14 (FSA)                            1,750,000          1,953,420
                                                                                                                         ----------
                                                                                                                          3,756,449
                                                                                                                         ----------


Single Family Housing Revenue Bonds - 0.15%
Pima County Industrial Development Authority Single Family Housing Revenue
   Series A-1 6.125% 11/1/33 (GNMA) (FNMA) (AMT)                                                          75,000             76,679
   Series B-1 6.10% 5/1/31 (GNMA) (AMT)                                                                  155,000            163,104
                                                                                                                        -----------
                                                                                                                            239,783
                                                                                                                        -----------
Territorial General Obligation Bonds - 0.91%
Puerto Rico Commonwealth Refunding Public Improvements Series A 5.50% 7/1/19                           1,300,000          1,493,960
                                                                                                                        -----------
                                                                                                                          1,493,960
                                                                                                                        -----------
Territorial Revenue Bonds - 6.52%
Puerto Rico Commonwealth Public Improvement (Unrefunded Balance) Series A
    5.125% 7/1/30 (FSA)                                                                                  480,000            513,701
    5.125% 7/1/31                                                                                      3,370,000          3,515,483
Puerto Rico Electric Power Authority Power Revenue
   Series NN 5.00% 7/1/32 (MBIA)                                                                       2,500,000          2,654,275
   Series OO 5.00% 7/1/13 (CIFG)                                                                       1,500,000          1,665,540
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I 5.25% 7/1/33             500,000            535,390
Puerto Rico Public Buildings Authority Revenue (Unrefunded Balance) Series D
   5.25% 7/1/27                                                                                          470,000            498,473
   5.25% 7/1/36                                                                                          270,000            285,341
Virgin Islands Public Finance Authority (Gross Receipts Taxes) 5.00% 10/1/31 (ACA)                     1,000,000          1,045,070
                                                                                                                        -----------
                                                                                                                         10,713,273
                                                                                                                        -----------
Transportation Revenue Bonds - 1.98%
Arizona State Transportation Board Highway Revenue Series A 5.00% 7/1/23                               1,000,000          1,077,480
Arizona State Transportation Board Highway Revenue Series B
   5.25% 7/1/21                                                                                        1,000,000          1,091,870
   5.25% 7/1/22                                                                                        1,000,000          1,091,870
                                                                                                                        -----------
                                                                                                                          3,261,220
                                                                                                                        -----------
Water & Sewer Revenue Bonds - 5.26%
Gilbert Water Municipal Property Wastewater System & Utility Revenue 4.90% 4/1/19                      1,500,000          1,503,960
Glendale Water & Sewer Revenue 5.00% 7/1/28 (AMBAC)                                                    2,000,000          2,119,180
Phoenix Civic Improvement Corporation Wastewater Systems Revenue Junior Lien
   5.00% 7/1/24 (FGIC)                                                                                 1,000,000          1,064,600
   5.00% 7/1/26 (FGIC)                                                                                 3,750,000          3,963,788
                                                                                                                        -----------
                                                                                                                          8,651,528
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $150,535,890)                                                                               161,196,591
                                                                                                                        -----------

                                                                                                        NUMBER OF
                                                                                                         SHARES
SHORT-TERM INVESTMENTS - 0.34%
Federated Arizona Municipal Cash Trust                                                                   558,606            558,606
                                                                                                                            -------
TOTAL SHORT-TERM INVESTMENTS (COST $558,606)                                                                                558,606
                                                                                                                            -------

TOTAL MARKET VALUE OF SECURITIES - 98.41%
   (cost $151,094,496)                                                                                                  161,755,197
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.59%                                                       2,612,352
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 14,213,912 SHARES OUTSTANDING - 100.00%                                                       $164,367,549
                                                                                                                       ------------


SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Voyageur Insured Funds - Delaware Tax-Free Arizona Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the aggregate cost of investment and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments               $151,094,496
                                            ------------
Aggregate unrealized appreciation             10,853,423
Aggregate unrealized depreciation               (192,722)
                                            ------------
Net unrealized appreciation                 $ 10,660,701
                                            ------------

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (DMC) the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

4. FUND MERGER
Effective April 11, 2005, Delaware Tax-Free Arizona Insured Fund (the "Fund") acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Arizona Fund, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware Tax-Free Arizona Fund received shares of the respective class of Delaware Tax-Free Arizona Insured Fund equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of Delaware Tax-Free Arizona Insured Fund.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of Delaware Tax-Free Arizona Fund as of the close of business on April 8, 2005 was as follows: $28,887,777, $1,078,069 and $3,053,750*, respectively.

*Includes prior year capital loss carryforwards

The net assets of Delaware Tax-Free Arizona Insured Fund prior to the Reorganization was $134,516,468.

DELAWARE TAX-FREE MINNESOTA INSURED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2005

                                                                                                     PRINCIPAL           MARKET
                                                                                                      AMOUNT              VALUE
MUNICIPAL BONDS- 97.40%
Airport Revenue Bonds - 4.50%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue
   Series A 5.00% 1/1/22 (MBIA)                                                                       $2,000,000         $2,133,020
   Series A 5.125% 1/1/25 (FGIC)                                                                         100,000            105,339
   Series C 5.125% 1/1/20 (FGIC)                                                                       2,000,000          2,134,200
   Series C 5.25% 1/1/32  (FGIC)                                                                       6,595,000          7,020,575
                                                                                                                         ----------
                                                                                                                         11,393,134
                                                                                                                         ----------
Corporate-Backed Revenue Bonds - 0.72%
Sartell Environmental Improvement Revenue (International Paper) Series A 5.20% 6/1/27                  1,800,000          1,836,342
                                                                                                                         ----------
                                                                                                                          1,836,342
                                                                                                                         ----------
Escrowed to Maturity Bonds - 14.98%
Dakota/Washington Counties Housing & Redevelopment Authority Anoka Single Family
   Residential Mortgage Revenue 8.45% 9/1/19 (GNMA)(AMT)                                               9,000,000         13,219,920
Dakota/Washington Counties Housing & Redevelopment Authority Bloomington Single
   Family Residential Mortgage Revenue
   8.15% 9/1/16 (MBIA) (GNMA)(AMT                                                                        405,000            561,447
   8.375% 9/1/21(GNMA) (FHA)(AMT)                                                                     14,115,000         21,185,628
Western Minnesota Municipal Power Agency Supply Revenue Series A
   6.60% 1/1/10                                                                                        2,000,000          2,175,980
   9.75% 1/1/16 (MBIA)                                                                                   530,000            800,040
                                                                                                                         ----------
                                                                                                                         37,943,015
                                                                                                                         ----------
Higher Education Revenue Bonds - 3.91%
Minnesota State Colleges & Universities Revenue Series A 5.00% 10/1/22 (FSA)                           5,135,000          5,475,091
Minnesota State Higher Education Facilities Authority Revenue (St. Catherine College)
   Series 5-N1 5.00% 10/1/18                                                                           2,200,000          2,306,436
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation
   Project) 5.00% 5/1/23                                                                               2,000,000          2,117,880
                                                                                                                         ----------
                                                                                                                          9,899,407
                                                                                                                         ----------
Hospital Revenue Bonds - 20.02%
Duluth Economic Development Authority Health Care Facilities (Benedictine Health
   System) 5.25% 2/15/28                                                                               8,500,000          8,920,070
Minneapolis Health Care System Revenue
   (Allina Health Systems) Series A 5.75% 11/15/32                                                     7,800,000          8,398,806
   (Fairview Health Services) Series D 5.00% 11/15/34 (AMBAC)                                          8,250,000          8,753,498
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care Systems
   Revenue (Healthpartners)
   5.00% 11/15/13 (AMBAC)                                                                              6,490,000          6,549,189
   5.625% 12/1/22                                                                                        650,000            705,237
   5.875% 12/1/29                                                                                      1,000,000          1,090,780
Minnesota Agricultural & Economic Development Health Care System (Fairview
   Hospital) Series 97A 5.75% 11/15/26 (MBIA)                                                         10,250,000         11,002,964
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
   5.50% 7/1/25                                                                                        2,000,000          2,157,760
St. Paul Housing & Redevelopment Authority Hospital Revenue (St. Paul/Ramsey
   Medical Center Project) 5.50% 5/15/13 (AMBAC)                                                       1,000,000          1,002,060
Willmar (Rice Memorial Hospital Project)
   5.00% 2/1/22 (FSA)                                                                                  1,000,000          1,071,210
   5.00% 2/1/25 (FSA)                                                                                  1,000,000          1,064,390
                                                                                                                         ----------
                                                                                                                         50,715,964
                                                                                                                         ----------
Miscellaneous Revenue Bonds - 0.84%
Minneapolis Community Development Agency Supported Development Revenue
   Series G-3 5.45% 12/1/31                                                                            2,000,000          2,133,900
                                                                                                                         ----------
                                                                                                                          2,133,900
                                                                                                                         ----------
Multifamily Housing Revenue Bonds - 5.33%
Eagan Multifamily Revenue (Woodridge Apartments) 5.90% 8/1/20 (GNMA)                                   1,000,000          1,042,550
Hopkins Multifamily Revenue (Auburn Apartments Project) Series A 8.05% 6/20/31(GNMA)                   3,790,000          3,999,170
Minneapolis Multifamily Housing Revenue
   (Seward Towers Project) 5.00% 5/20/36 (GNMA)                                                        4,000,000          4,125,120
   (Bottineau Commons Project) 5.45% 4/20/43 (GMNA)(AMT)                                               1,500,000          1,557,495
Minneapolis/St. Paul Housing Finance Board Revenue (Trinity Apartments) Series A
   8.125% 12/1/14 (GNMA) (FHA)(AMT)                                                                        5,000              5,003
Minnesota State Housing Finance Agency Rental Housing Revenue Series C-2 5.95% 2/1/15 (AMBAC)          1,642,000          1,676,794
White Bear Lake Multifamily Revenue (Lake Square) Series A 5.875% 2/1/15 (FHA)                         1,055,000          1,098,318
                                                                                                                         ----------
                                                                                                                         13,504,450
                                                                                                                         ----------

Municipal Lease Revenue Bonds - 5.00%
Hopkins Housing & Redevelopment Authority Public Works & Fire Station Series A
   5.00% 2/1/23 (MBIA)                                                                                 1,210,000          1,291,203
Minneapolis Special School District #001 Series A
   5.00% 2/1/18 (FSA)                                                                                  1,545,000          1,665,000
   5.00% 2/1/19 (FSA)                                                                                  1,535,000          1,654,223
   5.00% 2/1/20 (FSA)                                                                                  1,690,000          1,796,081
St. Paul Port Authority Lease Revenue (Cedar Street Office Building Project)
   5.125% 12/1/27                                                                                      2,000,000          2,141,140
   5.25% 12/1/27                                                                                       3,840,000          4,134,222
                                                                                                                        -----------
                                                                                                                         12,681,869
                                                                                                                        -----------
Political Subdivision General Obligation Bonds - 1.23%
Dakota County Community Development Agency Governmental Housing Development 5.00% 1/1/21               1,275,000          1,349,244
Western Lake Superior Sanitation District Series A
   6.00% 10/1/08 (MBIA)(AMT)                                                                             400,000            403,740
   6.10% 10/1/09 (MBIA)(AMT)                                                                             425,000            429,254
   6.20% 10/1/10 (MBIA)(AMT)                                                                             450,000            454,653
   6.20% 10/1/11 (MBIA)(AMT)                                                                             475,000            479,593
                                                                                                                        -----------
                                                                                                                          3,116,484
                                                                                                                        -----------
Power Authority Revenue Bonds - 9.34%
Minnesota State Municipal Power Agency Series A 5.00% 10/1/34                                          2,000,000          2,095,600
&Northern Municipal Power Agency Electric System Revenue, Inverse Floater ROLs
   Series II-R-32 7.396% 1/1/13 (FSA)                                                                  4,585,000          5,394,803
Shakopee Public Utilities Commission Public Utilities Revenue 5.125% 2/1/26 (MBIA)                     1,850,000          1,943,407
&Southern Minnesota Municipal Power Agency Supply System Revenue, Inverse
   Floater ROLs Series II-R-189 5.308% 1/1/16 (AMBAC)                                                  5,000,000          5,699,349
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
   5.25% 1/1/15 (AMBAC)                                                                                1,500,000          1,704,915
   5.25% 1/1/16 (AMBAC)                                                                                5,000,000          5,699,300
Western Minnesota Municipal Power Agency Series B 5.00% 1/1/15 (MBIA)                                  1,000,000          1,113,020
                                                                                                                        -----------
                                                                                                                         23,650,394
                                                                                                                        -----------
ss.Pre-Refunded Bonds - 5.24%
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625% 5/15/32-12           5,400,000          6,165,072
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care Systems
   (Children's Health Care) Series A 5.50% 8/15/25-05 (FSA)                                            2,250,000          2,307,240
Southern Minnesota Municipal Power Agency Supply Revenue Series A
   5.75% 1/1/18-05                                                                                     3,790,000          4,087,780
   5.75% 1/1/18-05 (AMBAC)                                                                               670,000            722,642
                                                                                                                        -----------
                                                                                                                         13,282,734
                                                                                                                        -----------
School District General Obligation Bonds - 20.99%
Big Lake Independent School District #727 Series A
   5.00% 2/1/17 (FSA)                                                                                  1,040,000          1,108,661
   5.00% 2/1/20 (FSA)                                                                                  1,000,000          1,057,840
Centennial Independent School District #012 Series A 5.00% 2/1/18 (FSA)                                1,270,000          1,368,641
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)                                4,000,000          4,289,680
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                                 2,350,000          2,448,700
Morris Independent School District #769 5.00% 2/1/24 (MBIA)                                            4,875,000          5,192,216
Mounds View Independent School District #621
   5.00% 2/1/20 (MBIA)                                                                                 2,970,000          3,156,427
   5.375% 2/1/24 (FGIC)                                                                                6,170,000          6,825,810
Osseo Independent School District #279 Series A 5.375% 2/1/21 (FSA)                                    3,570,000          3,787,627
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)                                        1,310,000          1,389,858
&Rockford Independent School District #883, Inverse Floater ROLs Series II-R-30-B
   8.106% 2/1/21 (FSA)                                                                                 1,605,000          1,899,967
^Rosemount Independent School District #196 Series B
    5.80% 4/1/09 (FSA)                                                                                 1,860,000          1,646,993
    5.85% 4/1/10 (FSA)                                                                                 2,240,000          1,907,338
^Sauk Rapids Independent School District #047 Series B
    5.982% 2/1/15 (FSA)                                                                                2,700,000          1,724,058
    6.083% 2/1/17 (FSA)                                                                                2,245,000          1,268,717
&South Washington County Independent School District #833, Inverse Floater ROLs
    8.106% 2/1/20 (MBIA)                                                                               3,440,000          4,072,203
    8.106% 2/1/21 (MBIA)                                                                               3,645,000          4,314,878
St. Michael Independent School District #885
   5.00% 2/1/20 (FSA)                                                                                  1,970,000          2,093,657
   5.00% 2/1/27 (FSA)                                                                                  3,435,000          3,616,608
                                                                                                                        -----------
                                                                                                                         53,169,879
                                                                                                                        -----------
Single Family Housing Revenue Bonds - 0.20%
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue
   5.85% 10/1/30 (GNMA) (FNMA) (AMT)                                                                     447,000            461,777
   6.70% 10/1/17 (FNMA)                                                                                   55,000             55,640
                                                                                                                        -----------
                                                                                                                            517,417
                                                                                                                        -----------
State General Obligation Bonds - 2.33%
Minnesota State 5.00% 11/1/20 (FSA)                                                                    5,500,000          5,892,480
                                                                                                                        -----------
                                                                                                                          5,892,480
                                                                                                                        -----------
Territorial Revenue Bonds - 2.77%
Puerto Rico Electric Power Authority Power Revenue
   Series GG 4.75% 7/1/21 (FSA)                                                                        1,000,000          1,043,970
   Series OO 5.00% 7/1/13 (CIFG)                                                                       3,640,000          4,041,711
Virgin Islands Public Finance Authority 5.25% 10/1/22                                                  1,785,000          1,926,229
                                                                                                                        -----------
                                                                                                                          7,011,910
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $226,658,166)                                                                               246,749,379
                                                                                                                        -----------


SHORT-TERM INVESTMENTS- 1.59%
Money Market  - 0.80%
Federated Minnesota Municipal Cash Trust                                                               2,018,469          2,018,469
                                                                                                                          ---------
                                                                                                                          2,018,469
?Variable Rate Demand Notes - 0.79%
Midwest Consortium of Municipal Utilities Series A 2.97% 1/1/25                                        2,000,000          2,000,000
                                                                                                                          ---------
                                                                                                                          2,000,000
TOTAL SHORT-TERM INVESTMENTS (COST $4,018,469)                                                                            4,018,469
                                                                                                                          ---------


TOTAL MARKET VALUE OF SECURITIES - 98.99%
   (cost $230,676,635)                                                                                                  250,767,848
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.01%                                                       2,548,379
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 22,826,410 SHARES OUTSTANDING - 100.00%                                                       $253,316,227
                                                                                                                       ------------

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of May 31, 2005. See Note 3 in "Notes."
o Variable rate notes. The interest rate shown is the rate as of May 31, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Option Longs

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyager Insured Funds - Delaware Tax-Free Minnesota Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments        $230,676,635
Aggregate unrealized appreciation      20,118,958
Aggregate unrealized depreciation         (27,745)
                                     ------------
Net unrealized appreciation          $ 20,091,213
                                     ------------

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in a escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (DMC) the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.            I have reviewed this report on Form N-Q of Voyageur Insured Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
              1940) for the registrant and have:

              (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

              (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

              (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 1, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.            I have reviewed this report on Form N-Q of Voyageur Insured Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
              1940) for the registrant and have:

              (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

              (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

              (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 1, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


VOYAGEUR INSURED FUNDS


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 1, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 1, 2005



         Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 1, 2005